GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible asset amortization expense	$ 198.7	$ 157.0	$ 187.9
Goodwill impairment loss	31.8	$ 0.7	4.5
Impairment charges	$ 43.1
Events Experiences And Rights [Member]
Impairment charges			2.0
Representation [Member]
Impairment charges			$ 2.5